CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 104,676	$ 102,988	$ 120,595	$ 114,896	$ 104,011
Restricted cash	26,449	26,394		18,909
Customer funds	3,324,684	3,346,722		1,686,778
Accounts receivable, net	4,722	17,843		13,387
CA receivables, net	72,032	66,095		59,736
Other current assets	18,273	10,417		9,834
Total current assets	3,550,836	3,570,459		1,903,540
Non-current assets:
Property, equipment and software, net	11,903	12,694		14,272
Goodwill	21,796	22,541		0
Intangible assets, net	34,506	34,415		16,193
Restricted cash	6,196	5,199		6,235
Deferred taxes	2,630	3,684		2,963
Investment in associated company	6,836	6,858		6,563
Severance pay fund	1,837	1,624		2,002
ROU assets	17,042
Other assets	18,350	12,210		8,942
Total assets	3,671,932	3,669,684		1,960,710
Current liabilities:
Trade payables	13,215	17,245		13,947
Outstanding operating balances	3,324,684	3,346,722		1,686,778
Current portion of long-term debt	15,000	13,500
Other payables	58,093	63,455		42,541
Total current liabilities	3,410,992	3,440,922		1,743,266
Non-current liabilities:
Long-term debt	49,026	26,525		60,000
Other long-term liabilities	21,940	12,403		8,007
Total liabilities	3,481,958	3,479,850		1,811,273
Commitments and contingencies (Note 10)
Shareholders' equity:
Share capital, $0.01 par value, 173,274,443 and 170,274,443 shares authorized; 26,435,097 and 25,855,413 shares issued and outstanding at March 31, 2020 and December 31, 2020 respectively.	264	259		200
Additional paid-in capital	84,765	79,933		30,615
Accumulated other comprehensive income (loss)	2,985	4,174		143
Accumulated deficit	(63,575)	(60,067)		(36,321)
Total shareholders' equity	24,439	24,299	5,089	(5,363)
Total liabilities redeemable preferred stock, redeemable convertible preferred stock and shareholders' equity	3,671,932	3,669,684		1,960,710
Redeemable convertible preferred stock
Non-current liabilities:
Redeemable preferred stock	154,800	154,800	$ 154,800	$ 154,800	$ 154,800	$ 154,800
Redeemable preferred stock
Non-current liabilities:
Redeemable preferred stock	$ 10,735	$ 10,735